Lord Abbett



                                    Research
                                 Fund

                                                              o Large-Cap Series
                                                              o Small-Cap Series

            SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 1997


         [PHOTO - Blue Prints and level]



                                        Two portfolios designed
                                        to help you build for
                                        your future



                                   [LOGO](R)

          Lord Abbett Research Fund  Large-Cap Series o Small-Cap Series

[PHOTO - Bricks and spatula]

                                 A Tradition of
                              Value
                                  Investing

We recognize each investor's need for a well-diversified portfolio. Our value investing process benefits investors in both large and small company stocks. Our goal to provide investors competitive returns with relatively moderate fluctuations in price applies to both Series.

Morningstar  Says:
"Lord Abbett
Research [Fund]
Large Cap Series
doesn't need a big
handicap to score
well. This offering
has generated
some of the best
returns of any
large-value
fund."(1)


--------------------------------------------------------------------------------

Value Investing at Work in a Portfolio of Large Company Stocks and a Portfolio of Small Company Stocks

Both Series provided competitive returns versus their respective benchmarks and outpaced the average fund in their peer group:

  [THE FOLLOWING TABLE WAS REPRSENTED AS A BAR CHART IN THE PRINTED MATERIAL]



                                                  3 YEARS     5 YEARS
                                                  -------     -------

The Large-Cap Series                              23.6%          20.0%
Morningstar Average of Large Value Funds          18.0%          14.9%
Unmanaged S&P 500 Index                           25.9%          18.3%


  [THE FOLLOWING TABLE WAS REPRSENTED AS A BAR CHART IN THE PRINTED MATERIAL]




                                                    1 YEAR    LIFE OF SERIES(2)
                                                    ------    -----------------

The Small-Cap Series                                   28.0%          33.8%
Morningstar Average of Small Company Funds             4.5%           16.8%
Morningstar Average of Small Value Funds               15.5%          21.2%
Unmanaged Russell 2000 Index                           7.0%           15.8%


Performance data shown is for Class A shares at net asset value and assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------

Average Annual Total Returns

Average annual compound returns for periods ended 6/30/97 at the Class A share maximum sales charge of 5.75%, with all distributions reinvested:

  [THE FOLLOWING TABLE WAS REPRSENTED AS A BAR CHART IN THE PRINTED MATERIAL]

                                   1 Year         5 Years       Life of Series
                                   ------         -------       --------------
Large-Cap Series(3)                 +23.80%         +19.49%          +19.18%

Small-Cap Series(4)                 +29.80%             --           +30.82%



The results quoted herein represent past performance, which is no indication of future results. The investment return and principal value of an investment in either Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

(1) Source: Morningstar Mutual Funds, April 11, 1997. (2) Period 12/13/95-5/31/97 for the Small-Cap Series; 12/31/95-5/31/97 for Morningstar averages and the unmanaged Russell 2000 Index. (3) The Large-Cap Series commenced operations 6/3/92. (4) The Small-Cap Series commenced operations 12/13/95. During the periods shown, Lord Abbett waived or assumed a portion of fees and expenses for each Series. Please see the Series' prospectus for a history of such waivers and assumptions. There are no plans to continue such waivers and assumptions in the future.

[PHOTO - Robert S. Dow]

/s/ROBERT S. DOW
--------------------
ROBERT S. DOW
CHAIRMAN

JUNE 13, 1997

"...each  Series  performed
well in a climate of modest
economic  growth,  low
inflation and relatively
high interest  rates...  We
continue to employ in-depth
research to find the greatest
valuation opportunities."

Report to Shareholders
For the Six Months Ended May 31, 1997

Lord Abbett Research Fund completed the first half of its fiscal year on May 31, 1997. Below is an overview of class-specific data as of the end of the period.

                                                Large-Cap Series                               Small-Cap Series
                            ---------------------------------------       ------------------------------------------
                                    6 Months Ended   2 Months Ended                6 Months Ended  2 Months Ended
                                           5/31/97         5/31/97+                       5/31/97        5/31/97+
                            -----------------------  ----------------      ----------------------  -----------------
                            Class A         Class B         Class C        Class A        Class B         Class C
---------------------------------------------------  ----------------      ----------------------  -----------------
Net asset value             $ 18.39         $ 18.35         $ 18.36        $ 14.36        $ 14.31        $ 14.31
Dividends                   $  0.092        $  0.021        $ --           $ --           $ --           $ --
Capital gains               $  0.95         $  0.95         $ --           $ --           $ --           $ --
Total return*++              + 9.6%          + 9.1%          + 8.6%         +19.6%         +19.3%         +11.7%

Over the period, each Series performed well in a climate of modest economic growth, low inflation and relatively high interest rates. In anticipation of a slowing economic environment, we maintained somewhat defensive holdings in both Series. We continue to employ in-depth research to find the greatest valuation opportunities. Individual company selection, rather than top-down sector allocation, determined our investment choices.

About the Large-Cap Series

During the period, we continued to seek out and invest in companies that would deliver superior results in a slowing economy. Using our research process, we found value in the consumer non-cyclical sector (such as drug, healthcare and food companies) of the market. We also selectively added to our technology holdings, where earnings and performance should be less affected by the slowing U.S. economy we are anticipating (due to a shift toward the use of certain technology products and the heavy exposure these companies have to non-U.S. economies). Looking forward, we are encouraged by the lack of visible inflation in a rather strong economic setting, as well as the positive ramifications associated with the balancing of the Federal budget.

About the Small-Cap Series

Throughout the period, we increased our holdings in the consumer growth and healthcare sectors, and substantially reduced our holdings in the financial sector. These changes are consistent with our expectations of a slowing economy. Additionally, we continue to experience favorable results in the industrial and technology sectors. Here we see fairly visible earnings growth based on the products these companies manufacture and the markets they serve. Going forward, we believe that many of our holdings in these sectors will continue to benefit from economic and secular trends (such as consolidation and market outsourcing), and will provide strong returns for your portfolio.

Following robust economic conditions in the early part of 1997, we anticipate that growth will slow measurably (to an annual rate of 1 1/2% - 2%) later in the year. Inflation should average between 2 1/2% - 3%. As a result of the anticipated economic slowdown, we also foresee a period of time during which corporate earnings will be under pressure. Our disciplined investment process, however, is geared toward uncovering company-specific investment values that provide opportunity for price appreciation at less-than-market risk.

Thank you for your continued confidence in Lord Abbett Research Fund. We look forward to maintaining our relationship in the coming years and helping you achieve your financial goals.

+ Class C shares of the Large-Cap Series and Small-Cap Series were first offered on April 1, 1997.

* Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

++   Not annualized.

LORD ABBETT RESEARCH FUND - LARGE-CAP SERIES

Unique Management Style Produces an Outperformer

The Series is managed by a team of in-house equity research analysts under the direction of Robert G. Morris, partner in charge of equity investments. The analysts bring their own unique industry specialization and their very best investment ideas to the team. This specialized approach, together with Lord Abbett's unique value discipline process, has helped the Series outperform the S&P 500 and the Average Growth Fund since its inception in 1992.

                                                                  Average Annual
                                                     Total Return for the Period
Investment                                               6/30/92 Through 6/30/97
================================================================================
Lord Abbett Research Fund - Large-Cap Series(1)                           20.91%
--------------------------------------------------------------------------------
S&P 500 Index(2)                                                          19.74%
--------------------------------------------------------------------------------
Lipper Growth Fund Average(3)                                             17.25%
--------------------------------------------------------------------------------

(1) Total return performance is at net asset value for Class A shares and assumes the reinvestment of all dividends and distributions.

(2) The S&P 500 Index is an unmanaged index consisting of the common stocks of 500 companies widely followed by the investment community. An investor cannot invest directly in an index.

(3)  Source: Lipper Analytical Services, Inc.

LORD ABBETT RESEARCH FUND - SMALL-CAP SERIES

Seeking the Best Small-Cap Value Stocks

Portfolio manager Robert P. Fetch leads an investment team that employs quantitative analysis to identify seasoned, small companies whose stocks represent bargains. In-house research is conducted to determine if a company's strategic plans are feasible. Personal contact is made with companies we are seriously considering for investment.


The Series focuses on companies that possess many of the following attributes:

o    Lower Business Risk - Profitable  companies  with a long operating  history
     and  important   market  share  create  a  competitive   environment   that
     discourages newcomers.

o Strong Balance Sheets and Cash Flows - Financial strength helps to insulate companies from economic and competitive pressures.

o Management Depth and Quality - Capable, honest and knowledgeable managers provide the necessary leadership to sustain growth, resulting in larger and more profitable companies.

o High Level of Insider Ownership - Many companies the Series invests in are characterized by 15% or more employee ownership; one-third of the Series' holdings have 25% or more insider ownership. Managements with a direct interest in a company's success tend to focus on enhancing profitability.

o Low Levels of Institutional Ownership - These companies tend to be largely ignored, with few analysts covering them; what we consider "undiscovered gems."

Important Information

Common stocks purchased by the Series are subject to market fluctuations, providing the potential for gains and the risk of loss. Lord Abbett Research Fund-Small-Cap Series invests in small-cap companies, which typically have a higher risk of failure and historically have experienced a greater degree of illiquidity and market volatility than large-cap companies. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Series issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 9/30/97, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.




                                   Statement of Net Assets
                                   LARGE-CAP SERIES May 31, 1997


                                   Investments                                                                  Shares  Market Value
===================================================================================================================================
Investments in Common Stocks 93.90%
===================================================================================================================================
Aerospace 1.29%                    Boeing Co.-World's leading commercial aircraft manufacturer                    5,300   $ 557,825
-------------------------------------------------------------------------------------------------------------------------==========
Agricultural Products 1.09%        Pioneer Hi-Bred International, Inc.-Leading U.S. supplier of hybrid seed       6,800     474,300
-------------------------------------------------------------------------------------------------------------------------==========
Airlines .73%                      British Airways plc ADR-One of the world's largest international airlines      2,700     317,587
-------------------------------------------------------------------------------------------------------------------------==========
Apparel 1.97%                    * Fruit of the Loom-Producer of non-fashion apparel and undergarments           12,700     442,912
                                   VF Corp.-Leading producer of blue jeans and other apparel                      5,250     410,156
                                   Total                                                                                    853,068
-------------------------------------------------------------------------------------------------------------------------==========
Auto Parts 2.72%                 * Autoliv Inc.-Leading European supplier of air bags to the auto industry        3,410     127,023
                                   Genuine Parts Company-National distributor of automotive replacement parts    14,625     489,937
                                   Snap-on, Inc.-Manufacturer and distributor of hand tools and diagnostic
                                   equipment for the automotive industry                                         14,075     561,241
                                   Total                                                                                  1,178,201
-------------------------------------------------------------------------------------------------------------------------==========
Automobiles .28%                   General Motors Corp.-Worldwide auto producer                                   2,100     120,225
--------------------------------------------------------------------------------------------------------------------------==========
Banks: Money Center 2.46%          Chase Manhattan Corp.-Major money-center bank holding company                  5,750     543,375
                                   First Chicago NBD-Major midwest bank                                           8,800     521,400
                                   Total                                                                                  1,064,775
--------------------------------------------------------------------------------------------------------------------------==========
Banks: Regional 8.04%              BankAmerica Corp.-Major west coast bank                                        5,000     584,375
                                   BankBoston, N.A.-Leading New England regional bank                             7,450     543,850
                                   Comerica Inc.-Midwestern regional bank holding company                         8,500     531,250
                                   First Union Corp.-Major east coast bank                                        6,600     566,775
                                   KeyCorp-Multi-regional bank holding company serving the northwest U.S.        11,200     609,000
                                   Mellon Bank Corp.-Commercial bank located in Pittsburgh, PA                    7,400     647,500
                                   Total                                                                                  3,482,750
-------------------------------------------------------------------------------------------------------------------------==========
Brokers 1.45%                      Morgan Stanley, Dean Witter, Discover & Co.-Major brokerage and credit
                                   card company                                                                  15,200     627,000
-------------------------------------------------------------------------------------------------------------------------==========
Chemicals 3.83%                    Air Products & Chemicals Inc.-Industrial gas producer                          5,000     388,750
                                   Hanna, M.A. Co.-Leading producer and distributor of plastic compounds,
                                   resins and additives                                                          11,750     271,718
                                   Morton International Inc.-Producer of specialty chemicals,
                                   salt and air bags                                                             10,000     322,500
                                   Rohm & Haas Co.-Manufacturer of specialty chemicals and plastics               7,850     677,062
                                   Total                                                                                  1,660,030
-------------------------------------------------------------------------------------------------------------------------==========
Communications Equipment 1.69%     Corning Inc.-Major producer of fiber optics and provider of
                                   medical testing services                                                      14,500     730,438
-------------------------------------------------------------------------------------------------------------------------==========
Computer Software/Services 1.09% * Cisco Systems Inc.-Manufacturer of computer network products                   7,000     474,250
-------------------------------------------------------------------------------------------------------------------------==========
Containers .89%                    Sonoco Products Co.-A leading U.S. producer of specialty paper
                                   and plastic packaging components                                              13,200     384,450
                                   --------------------------------------------------------------------------------------==========

                                   Statement of Net Assets
                                   LARGE-CAP SERIES May 31, 1997


                                   Investments                                                                  Shares Market Value
===================================================================================================================================
Data Processing Equipment 7.25%   *Digital Equipment Corp.-Manufacturer of data processing equipment             14,800  $  530,950
                                  *EMC Corp.-A supplier of high-performance storage devices and
                                   related services                                                              13,600     542,300
                                   Hewlett-Packard Co.-Leading manufacturer of computer products
                                   including printers, servers, workstations and PCs                             15,825     814,988
                                   International Business Machines Corp.-Largest computer manufacturer            8,300     717,950
                                  *Seagate Technology Inc.-Manufacturer of computer disk drive equipment         13,200     536,250
                                   Total                                                                                  3,142,438
-------------------------------------------------------------------------------------------------------------------------==========
Data Processing Services .75%      Electronic Data Systems Corp.-Leading computer services company                8,750     327,031
-------------------------------------------------------------------------------------------------------------------------==========
Drugs/Health Care Products         American Home Products Corp.-Producer of drugs, food, housewares and packaged
9.09%                              medicine and medical products                                                  7,200     549,000
                                   Baxter International Inc.-World's leading distributor and major
                                   manufacturer of hospital supplies and related medical equipment               11,100     585,525
                                   Bristol-Myers Squibb Company-Major worldwide pharmaceutical concern with other interests in infant nutrition, non-prescription medications,
                                   medical devices and toiletries                                                 9,200     675,050
                                  *Humana Inc.-Provider of managed health plans                                  21,500     486,438
                                   Lilly, Eli & Co.-Major drug company                                            2,400     223,200
                                   Merck & Co., Inc.-Nation's largest ethical drug manufacturer                   4,550     408,931
                                   SmithKline Beecham plc ADS-United Kingdom-based health care company providing prescription and over-the-counter drugs and clinical
                                   laboratory services                                                            7,600     665,000
                                   Warner-Lambert Co.-Drugs and consumer products manufacturer                    3,450     347,588
                                   Total                                                                                  3,940,732
-------------------------------------------------------------------------------------------------------------------------==========
Electric Power 1.48%               Baltimore Gas & Electric Co.-Regional electric utility company                10,800     283,500
                                   CINergy Corp.-Supplier of electricity and natural gas in southwestern
                                   Ohio and adjacent Kentucky and Indiana territories                             3,100     108,500
                                   SCANA Corp.-Major southeastern electric and gas utility holding company        9,900     247,500
                                   Total                                                                                    639,500
-------------------------------------------------------------------------------------------------------------------------==========
Electrical Equipment 1.87%         Emerson Electric Co.-Diversified manufacturer of consumer and industrial
                                   electrical components                                                         15,000     810,000
-------------------------------------------------------------------------------------------------------------------------==========
Electronics: Equipment .92%        Perkin-Elmer Corp.-Leading manufacturer of analytical instruments and life
                                   science systems                                                                5,250     399,000
-------------------------------------------------------------------------------------------------------------------------==========
Electronics: Semiconductors 1.96%  Intel Corp.-Leading producer of semiconductor memory circuits                  5,600     848,400
-------------------------------------------------------------------------------------------------------------------------==========
Food 6.47%                         ConAgra Inc.-Major producer of agricultural and consumer products              8,850     532,106
                                   CPC International Inc.-Producer of diversified packaged foods                  8,600     739,600
                                   Heinz H.J. Co.-Domestic packaged foods producer                               19,000     817,000
                                   Sara Lee Corp.-A diversified maker of branded food products, apparel
                                   and household consumer products                                               17,500     715,312
                                   Total                                                                                  2,804,018
-------------------------------------------------------------------------------------------------------------------------==========
Household Products 2.68%           James River Corp.-Producer of paper-based consumer products, packaging and
                                   communication papers                                                          14,400     505,800
                                   Kimberly Clark Corp.-Major producer of consumer and personal care products    13,092     656,237
                                   Total                                                                                  1,162,037
-------------------------------------------------------------------------------------------------------------------------==========
Insurance 6.58%                    Aetna Inc.-Major multi-line insurer                                            2,750     277,750
                                   Chubb Corp.-Broad-based property and casualty insurance organization           9,850     600,850
                                   CIGNA Corp.-Multi-line insurance and medical services provider                 2,750     477,813
                                   Jefferson-Pilot Corp.-Life insurance holding company                           5,700     362,663
                                   Providian Corp.-Financial services company                                     9,000     538,875
                                   SAFECO Corp.-Insurance and financial services provider                        13,600     591,600
                                   Total                                                                                  2,849,551
-------------------------------------------------------------------------------------------------------------------------==========
Machinery: Diversified 1.19%       Deere & Co.-World's largest manufacturer of farm equipment                    10,050     513,806
-------------------------------------------------------------------------------------------------------------------------==========
Miscellaneous 1.34%                Minnesota Mining & Mfg. Co.-Diversified global manufacturer of
                                   value-added industrial, consumer and medical products                          6,350     582,613
                                   --------------------------------------------------------------------------------------==========

                                   Statement of Net Assets
                                   LARGE-CAP SERIES May 31, 1997


                                                                                                             Shares or
                                   Investments                                                        Principal Amount Market Value
===================================================================================================================================
Natural Gas Distribution 1.99%     Columbia Gas Systems Inc.-Natural gas utility holding
                                   company                                                                        8,600  $  553,625
                                   Nicor Inc.-Natural gas distributor in Illinois                                 9,000     309,375
                                   Total                                                                                    863,000
-------------------------------------------------------------------------------------------------------------------------==========
Natural Gas Diversified 1.49%      The Coastal Corporation-A diversified gas pipeline company                    12,850     644,106
-------------------------------------------------------------------------------------------------------------------------==========
Oil: International 3.50%          *ENI ADS-Italian oil and gas exploration, development and production company   10,200     517,650
                                   Mobil Corp.-Large international oil company                                    4,700     657,413
                                  *Total S.A. Sponsored ADR-Leading French international oil and gas company      7,500     342,187
                                   Total                                                                                  1,517,250
-------------------------------------------------------------------------------------------------------------------------==========
Paper and Forest Products 1.21%    Temple-Inland, Inc.-Leading manufacturer of corrugated boxes, bleached
                                   paperboard, pulp and building materials                                        8,700     526,350
-------------------------------------------------------------------------------------------------------------------------==========
Printing: Specialty 1.11%          Deluxe Corp.-Supplier of imprinted bank checks and forms                      14,800     481,000
-------------------------------------------------------------------------------------------------------------------------==========
Restaurants .90%                  *Brinker International Inc.-Major developer and operator of casual
                                   dining restaurants                                                            28,000     388,500
-------------------------------------------------------------------------------------------------------------------------==========
Retail 3.41%                       Dillard Department Stores Inc.-Southwestern department store chain            10,000     337,500
                                  *Payless Shoe Source-Major U.S. footwear retailer                              11,660     552,392
                                  *Toys R Us Inc.-Discount toy supermarts; department stores                     18,950     589,819
                                   Total                                                                                  1,479,711
-------------------------------------------------------------------------------------------------------------------------==========
Telecommunications 2.11%           AT&T Corp.-Global telecommunications giant                                     9,050     333,719
                                   MCI Communications Corp.-Long distance telecommunications provider            15,150     581,381
                                   Total                                                                                    915,100
-------------------------------------------------------------------------------------------------------------------------==========
Telephone 4.57%                    Alltel Corp.-Regional telephone holding company                                9,500     312,312
                                   Bell Atlantic Corp.-Regional telephone company                                 7,050     493,500
                                   BellSouth Corp.-Regional telephone company                                    14,100     639,788
                                   SBC Communication Inc.-Mexican telephone monopoly                              9,100     532,350
                                   Total                                                                                  1,977,950
-------------------------------------------------------------------------------------------------------------------------==========
Tobacco 2.93%                      American Brands Inc.-Consumer products conglomerate                            8,300     406,700
                                   Philip Morris Inc.-Leading tobacco company                                    10,500     462,000
                                   RJR Nabisco-Diversified food and tobacco producer                             12,400     401,450
                                   Total                                                                                  1,270,150
-------------------------------------------------------------------------------------------------------------------------==========
Toys 1.12%                         Hasbro Inc.-Major U.S. manufacturer of toys and games                         16,750     485,750
-------------------------------------------------------------------------------------------------------------------------==========
Waste Management .45%              Waste Management Inc.-A leading international provider of solid waste
                                   disposal and other environmental services                                      6,200     196,850
                                   --------------------------------------------------------------------------------------==========
                                   Total Investments in Common Stocks (Cost $34,385,488)                                 40,689,742
===================================================================================================================================
Other Assets, Less Liabilities 6.10%
===================================================================================================================================
Short-Term
Investment,                        General Electric Capital Corp.
at Cost                            5.40% due 6/2/1997                                                            1,500M   1,500,000
-------------------------------------------------------------------------------------------------------------------------==========
Cash and Receivables, Net of Liabilities                                                                                  1,145,130
-------------------------------------------------------------------------------------------------------------------------==========
                                   Total Other Assets, Less Liabilities                                                   2,645,130
===================================================================================================================================
Net Assets 100.00%                                                                                                      $43,334,872
===================================================================================================================================

                                   Class A Shares-Net asset value ($30,202,243 / 1,642,609 shares outstanding)               $18.39

                                   Class B Shares-Net asset value ($12,979,612 / 707,312 shares outstanding)                 $18.35

                                   Class C Shares-Net asset value ($153,017 / 8,334 shares outstanding)                      $18.36

                                  *Non-income producing.
                                   See Notes to Financial Statements.

                                   Statement of Net Assets
                                   SMALL-CAP SERIES May 31, 1997



                                   Investments                                                                  Shares Market Value
===================================================================================================================================
Investments in Common Stocks 95.25%
===================================================================================================================================
Aerospace 9.08%                    AAR Corp.-Major supplier of products and services for the worldwide
                                   aviation industry                                                             17,500  $  542,500
                                  *Doncasters plc ADR-Supplier of tolerance-critical components                  36,000     801,000
                                  *Moog Inc. Class A-Manufacturer of electrohydraulic control components
                                   and systems                                                                   47,400   1,190,925
                                   Precision Castparts Corp.-Manufacturer of jet engine castings and other
                                   components for the aerospace industry                                         53,000   3,312,500
                                  *SPS Technologies Inc.-Manufacturer of industrial fasteners                    29,000   2,131,500
                                   Total                                                                                  7,978,425
-------------------------------------------------------------------------------------------------------------------------==========
Apparel 5.55%                      Garan Inc.-Manufacturer of knitted and woven apparel                          80,000   1,600,000
                                   Stride Rite Corp.-Manufacturer of children's and women's shoes               215,000   3,278,750
                                   Total                                                                                  4,878,750
-------------------------------------------------------------------------------------------------------------------------==========
Auto Parts 4.20%                  *Control Devices Inc.-Manufacturer of circuit breakers and electronic
                                   sensors for the auto industry                                                 72,700     890,575
                                   Masco Tech Inc.-Manufacturer of custom engineered products                    38,000     850,250
                                   Newcor Inc.-Manufacturer of metal and rubber auto parts                       40,000     350,000
                                   Walbro Corp.-Manufacturer of fuel system components for auto and
                                   small engines                                                                 80,000   1,600,000
                                   Total                                                                                  3,690,825
-------------------------------------------------------------------------------------------------------------------------==========
Brokers .44%                       Piper Jaffray Inc.-Brokerage, investment banking and money management
                                   firm                                                                          20,000     392,500
-------------------------------------------------------------------------------------------------------------------------==========
Building Materials 2.33%          *AFC Cable-Manufacturer and supplier of electrical wire
                                   and cable                                                                     30,000     821,250
                                  *Cameron Ashley Building Products-Distributor of building materials            60,000     787,500
                                  *Central Sprinkler Corp.-Manufacturer of automatic fire sprinkler heads
                                   and valves                                                                    21,000     443,625
                                   Total                                                                                  2,052,375
-------------------------------------------------------------------------------------------------------------------------==========
Chemicals 2.53%                    A. Schulman Inc.-Manufacturer and distributor of plastic compounds and
                                   resins                                                                       100,000   2,225,000
-------------------------------------------------------------------------------------------------------------------------==========
Coal 1.03%                         Penn Virginia Corp.-Natural resources company engaged in coal mining, timber
                                   and oil/gas exploration and development                                       19,000     909,625
-------------------------------------------------------------------------------------------------------------------------==========
Communications Services
and Products 1.34%                *General Cable Corp.-Manufacturer and distributor of copper wire and cable     55,000   1,175,625
-------------------------------------------------------------------------------------------------------------------------==========
Computer Software/Services        *BTG Inc.-An information technology company that provides systems solutions    40,000     540,000
2.85%                             *Evans & Sutherland Computer Corp.-Developer of computer graphics software
                                   systems                                                                       75,000   1,968,750
                                   Total                                                                                  2,508,750
-------------------------------------------------------------------------------------------------------------------------==========
Containers 1.43%                  *BWAY Corp.-Manufacturer of steel containers, primarily for consumer
                                   products                                                                      58,000   1,261,500
-------------------------------------------------------------------------------------------------------------------------==========
Electrical Equipment 4.14%         American Precision Industries Inc.-Manufacturer of industrial processing equipment and electronic products for aerospace, industrial and military
                                   industries                                                                    55,000   1,065,625
                                   Kollmorgen Corp.-Manufacturer of motors and controls                         135,000   1,771,875
                                   Woodhead Industries Inc.-Manufacturer of specialty electrical products        46,000     805,000
                                   Total                                                                                  3,642,500
-------------------------------------------------------------------------------------------------------------------------==========
Electronics: Components 8.13%     *AdFlex Solutions, Inc.-Designer and manufacturer of flexible interconnects that contain integrated circuits, connectors, stiffeners, resistors and/or
                                   capacitors and are used to miniaturize electronic products                    36,000     580,500
                                  *DII Group Inc.-A global supplier of integrated electronic manufacturing
                                   products and services                                                         44,000   1,397,000
                                  *Kemet Corp.-Leading manufacturer of tantalum and ceramic capacitors           70,000   1,776,250
                                   Methode Electronics Inc.-Manufacturer of electronic components               100,000   1,687,500
                                  *SpecTran Corp.-Manufacturer of optical fibers primarily used for data and
                                   voice communications                                                          40,000     745,000
                                  *Tech-Sym Corp.-Supplier of electronic components and systems                  30,000     956,250
                                   Total                                                                                  7,142,500
-------------------------------------------------------------------------------------------------------------------------==========
Electronics: Equipment 8.72%      *Dynatech Corp.-Manufacturer of communication test and industrial computers    37,000   1,387,500
                                  *GenRad Inc.-Supplier of electrical test and measurement products              55,000   1,024,375
                                  *Richey Electronics Inc.-Wholesale distributor of electronic components to manufacturers of electronic equipment in the telecommunications, computer,
                                   medical and aerospace markets                                                 90,000     720,000
                                   Telxon Corp.-Supplier of hand-held microcomputer systems                     120,000   2,223,750


                                   Statement of Net Assets
                                   SMALL-CAP SERIES May 31, 1997



                                   Investments                                                                  Shares Market Value
===================================================================================================================================
                                   Watkins-Johnson Co.-Designer and manufacturer of chemical-vapor-deposition
                                   equipment for semiconductor manufacturing                                     15,000  $  474,375
                                   Zero Corp.-Manufacturer of electronics enclosures                             80,000   1,840,000
                                   Total                                                                                  7,670,000
-------------------------------------------------------------------------------------------------------------------------==========
Engineering/Construction 2.04%    *CDI Corp.-Engineering and technical services company                          10,000     403,750
                                  *Michael Baker Corp.-Engineering, operations and maintenance and construction
                                   company                                                                      200,000   1,387,500
                                   Total                                                                                  1,791,250
-------------------------------------------------------------------------------------------------------------------------==========
Fluid Separation 1.60%            *CUNO Inc.-Manufacturer of fluid filtration products for healthcare, potable
                                   water and industrial fluid processing markets                                 85,000  1,402,500
-------------------------------------------------------------------------------------------------------------------------==========
Food 5.40%                         Dreyer's Grand Ice Cream-Ice cream manufacturer and distributor               29,000   1,065,750
                                   Michael Foods Inc.-Holding company engaged in processing and distributing
                                   eggs and egg products, refrigerated groceries, and potato and dairy items    140,000   1,986,250
                                   Rykoff Sexton Co.-Distributor to the food services industry                   23,000     439,875
                                   Sanderson Farms Inc.-Engaged in the production, processing, marketing
                                   and distribution of fresh and frozen chicken and other prepared food          85,000   1,253,750
                                                   Total                                                                  4,745,625
-------------------------------------------------------------------------------------------------------------------------==========
Health Care Products 3.61%         Arrow International, Inc.-Develops, manufactures and markets a broad range
                                   of state-of-the-art disposable catheters and related clinical products        37,700   1,215,825
                                  *Marquette Medical Systems Class A-Supplier of medical electronic
                                   equipment and systems                                                         85,000   1,955,000
                                   Total                                                                                  3,170,825
-------------------------------------------------------------------------------------------------------------------------==========
Health Care Services 1.52%        *Sun Healthcare Group Inc.-Operator of long-term care facilities               80,000   1,340,000
-------------------------------------------------------------------------------------------------------------------------==========
Home Building .43%                 Kaufman & Broad Home Corp.-Single-family home builder                         25,000     375,000
-------------------------------------------------------------------------------------------------------------------------==========
Industrial Distribution 1.04%      Applied Industrial Tech Inc.-Distributor of bearings and power
                                   transmissions                                                                 26,000     913,250
-------------------------------------------------------------------------------------------------------------------------==========
Insurance 1.88%                    Harleysville Group Inc.-Property/casualty insurance holding company           33,000   1,204,500
                                  *Philadelphia Cons Holding Company-Property/casualty insurance company         13,000     443,625
                                   Total                                                                                  1,648,125
-------------------------------------------------------------------------------------------------------------------------==========
Leasing .07%                       Interpool Inc.-Lessor of dry cargo containers                                  4,500      63,000
-------------------------------------------------------------------------------------------------------------------------==========
Machinery: Diversified 4.97%       Applied Power Inc. Class A-Manufacturer and distributor of hydraulic
                                   tools and equipment                                                           24,000   1,056,000
                                   Idex Corp.-Manufacturer of fluid handling and industrial products             15,000     425,625
                                   Lincoln Electric Co. Class A-Manufacturer of arc welding products              9,500     312,313
                                   Regal Beloit Corp.-Manufacturer of cutting tools and power transmissions      47,000   1,251,375
                                   Roper Industries Inc.-Manufacturer of fluid handling and control products     27,000   1,326,375
                                   Total                                                                                  4,371,688
-------------------------------------------------------------------------------------------------------------------------==========
Manufacturing: Diversified 7.44%  *ACX Technologies Inc.-Holding company with interests in ceramics,
                                   packaging and the development of technology-based businesses                  15,000     318,750
                                   Amcast Industrial Corp.-Manufacturer of metal engineered and flow
                                   control products                                                              16,000     392,000
                                   Brady (WH) Co.-Manufacturer of industrial identification products and
                                   coated materials                                                              45,000   1,282,500
                                   Penn Engineering & Mfg. Corp.-Manufacturer of fastener systems
                                   and DC motors                                                                 28,000     553,000
                                   Varlen Corp.-Manufacturer of precision engineered transportation
                                   products and petroleum analyzers                                              65,000   1,641,250
                                  *Wolverine Tube Inc.-Manufacturer of copper and copper-alloy tube              80,000   2,350,000
                                   Total                                                                                  6,537,500
-------------------------------------------------------------------------------------------------------------------------==========
Natural Gas Diversified 1.20%      KN Energy Inc.-Provider of natural gas and mineral resources                  25,000   1,053,125
-------------------------------------------------------------------------------------------------------------------------==========
Office Equipment and Supplies      General Binding Corp.-The leading vendor of office binding and laminating
1.01%                              systems and related supplies                                                  30,000     885,000
-------------------------------------------------------------------------------------------------------------------------==========
Paper and Forest Products .38%     Blount International Inc.-Manufacturer of timber-cutting equipment and
                                   small arms accessories                                                         8,000     330,000
-------------------------------------------------------------------------------------------------------------------------==========

                                   Statement of Net Assets
                                   SMALL-CAP SERIES May 31, 1997


                                                                                                             Shares or
                                   Investments                                                        Principal Amount Market Value
===================================================================================================================================
Printing and Publishing 2.05%     *Golden Books Family Entertainment Inc.-Publisher of children's books          80,000  $  910,000
                                  *Scholastic Corp.-A leading publisher of children's books and educational
                                   materials                                                                     30,000     892,500
                                   Total                                                                                  1,802,500
-------------------------------------------------------------------------------------------------------------------------==========
Printing: Specialty 1.73%         *Gibson Greetings Inc.-Manufacturer of greeting cards and wrappings            70,000   1,522,500
-------------------------------------------------------------------------------------------------------------------------==========
Retail .57%                        Casey's General Store-Chain of convenience-style general stores               25,000     500,000
-------------------------------------------------------------------------------------------------------------------------==========
Specialty Materials 4.13%         *Rogers Corp.-Manufacturer of polymeric metals                                110,000   3,630,000
-------------------------------------------------------------------------------------------------------------------------==========
Steel 1.23%                        Oregon Steel Mills Inc.-Manufacturer of steel plate and rail                  40,000     750,000
                                   Quanex Corp.-Manufacturer of specialty steel and aluminum products            12,000     327,000
                                   Total                                                                                  1,077,000
-------------------------------------------------------------------------------------------------------------------------==========
Transportation:
  Miscellaneous .46%               Air Express International Corp.-Air freight forwarding company                11,000     401,500
-------------------------------------------------------------------------------------------------------------------------==========
Truckers .72%                     *Smithway Motor Xpress Class A-Truckload carrier transporting diversified
                                   manufactured and processed products                                           56,000     602,000
                                  *Transport Corp. of America-Provider of truckload carriage and logistics
                                   services, primarily in the midwestern and eastern U.S.                         2,500      33,750
                                   Total                                                                                    635,750
                                   --------------------------------------------------------------------------------------==========
                                   Total Investments in Common Stocks (Cost $74,613,425)                                 83,724,513
===================================================================================================================================
Other Assets, Less Liabilities 4.75%
===================================================================================================================================
Short-Term
Investment,                        General Electric Capital Corp.
at Cost                            5.40% due 6/2/1997                                                            2,900M   2,900,000

-------------------------------------------------------------------------------------------------------------------------==========
Cash and Receivables, Net of Liabilities                                                                                  1,274,744
-------------------------------------------------------------------------------------------------------------------------==========
                                   Total Other Assets, Less Liabilities                                                   4,174,744
===================================================================================================================================
Net Assets 100.00%                                                                                                      $87,899,257
===================================================================================================================================
                                    Class A Shares-Net asset value ($52,724,056 / 3,672,314 shares outstanding)              $14.36
                                    Class B Shares-Net asset value ($32,921,171 / 2,300,605 shares outstanding)              $14.31
                                    Class C Shares-Net asset value ($2,254,030 / 157,549 shares outstanding)                 $14.31

                                  *Non-income producing.
                                   See Notes to Financial Statements.

          Statements of Operations

                                                                                  Six Months Ended May 31, 1997
                                                                                  -----------------------------
                                                                                 Large-Cap           Small-Cap
Investment Income (Loss)                                                            Series               Series
===============================================================================================================
Income    Dividends                                                             $   301,236         $   181,819
          Interest                                                                   43,260              24,958
          Total income                                                              344,496             206,777
          -----------------------------------------------------------------------------------------------------
Expenses  Management fee                                                            121,483             128,064
          12b-1 distribution plan-Class A                                            29,443              44,973
          12b-1 distribution plan-Class B                                            50,241              63,639
          12b-1 distribution plan-Class C                                               101               1,051
          Registration fee                                                           18,000              15,000
          Shareholder servicing                                                      15,400              12,905
          Audit and tax                                                              10,150               6,487
          Reports to shareholders                                                     8,900               8,023
          Organization fee                                                              601                 373
          Other                                                                       7,345               3,418
          Total expenses                                                            261,664             283,933
          -----------------------------------------------------------------------------------------------------
          Net investment income (loss)                                               82,832             (77,156)
          -----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
===============================================================================================================
Realized gain from investment transactions
          Proceeds from sales                                                     2,332,653           6,707,955
          Cost of investments sold                                                2,168,472           6,368,489
          Net realized gain                                                         164,181             339,466
          -----------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                                            2,967,467           8,555,027
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                   3,131,648           8,894,493
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                            $ 3,214,480         $ 8,817,337
===============================================================================================================

          See Notes to Financial Statements.

          Statements of Changes in Net Assets

                                                                               Six Months Ended     Year Ended  December 13, 1995(a)
                                                                                         May 31,   November 30,     to November 30,
                                                                                            1997          1996                 1996
                                                                        -------------------------- ------------- -------------------
                                                                           Large-Cap     Small-Cap     Large-Cap         Small-Cap
Increase (Decrease) in Net Assets                                             Series        Series        Series             Series
================================================================================================== =============  =================
Operations Net investment income (loss)                                 $     82,832  $    (77,156)  $    215,880     $     39,350
           Net realized gain from investment transactions                    164,181       339,466      1,256,915          384,187
           Net unrealized appreciation of investments                      2,967,467     8,555,027      1,855,639          556,060
           Net increase in net assets resulting from operations            3,214,480     8,817,337      3,328,434          979,597
           --------------------------------------------------------------------------------------- -------------- -----------------
Undistributed net investment income included in price of
share transactions                                                           115,870       139,290         87,151           29,824
-------------------------------------------------------------------------------------------------- -------------- -----------------
Distributions to shareholders from:
           Net investment income-Class A                                    (102,730)           --       (307,886)         (34,864)
           Net investment income-Class B                                      (7,959)           --        (32,704)              --
           Net realized gain from investment transactions-Class A           (943,694)           --       (428,272)        (347,605)
           Net realized gain from investment transactions-Class B           (360,069)           --             --               --
           Total distributions                                            (1,414,452)           --       (768,862)        (382,469)
           --------------------------------------------------------------------------------------- -------------- -----------------
Capital share transactions:
            Net proceeds from sales of shares                             18,517,673    72,256,800     15,705,205        7,839,815
            Net asset value of shares issued to shareholders in
            reinvestment of net investment income and realized gain
            from investment transactions                                   1,353,273            --        730,851          382,601
            Total                                                         19,870,946    72,256,800     16,436,056        8,222,416
           --------------------------------------------------------------------------------------- -------------- -----------------
            Cost of shares reacquired                                     (2,044,019)   (2,086,341)    (3,039,468)         (77,197)
           --------------------------------------------------------------------------------------- -------------- -----------------
            Increase in net assets derived from capital share
            transactions                                                  17,826,927    70,170,459     13,396,588        8,145,219
           --------------------------------------------------------------------------------------- -------------- -----------------
Increase in net assets                                                    19,742,825    79,127,086     16,043,311        8,772,171
-------------------------------------------------------------------------------------------------- -------------- -----------------
Net Assets
            Beginning of period                                           23,592,047     8,772,171      7,548,736               --
           --------------------------------------------------------------------------------------- -------------- -----------------
            End of period(b)                                            $ 43,334,872  $ 87,899,257   $ 23,592,047     $  8,772,171
           --------------------------------------------------------------------------------------- -------------- -----------------

       (a)Commencement of operations.

       (b)Including undistributed net investment income of $337,763 and $97,963 as of May 31, 1997 and $223,649 and $34,310 as of November 30,
          1996 for the Large-Cap Series and Small-Cap Series, respectively.

See Notes to Financial Statements.
10

     Financial Highlights

     LARGE-CAP SERIES


                                                                                                                    Class A Shares
                                                   ---------------------------------------------------------------------------------
                                                       Six Months                                               June 3, 1992(a) to
                                                    Ended May 31,                        Year Ended November 30,     November 30,
Per Share Operating Performance:                             1997         1996      1995          1994     1993             1992
====================================================================================================================================
Net asset value, beginning of period                       $17.86       $15.54    $12.79        $12.33    $10.61          $10.00
      ------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                   .06(b)       .270      .42           .34       .29             .12
      Net realized and unrealized gain on investments        1.51         3.505     3.44           .65      1.57             .49
      Total from investment operations                       1.57         3.775     3.86           .99      1.86             .61
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                   (.09)        (.57)     (.29)         (.20)     (.14)             --
      Distributions from net realized gain                   (.95)        (.885)    (.82)         (.33)       --              --
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $18.39       $17.86    $15.54        $12.79    $12.33          $10.61
------------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                              9.60%(d)    26.25%    32.82%         8.21%    17.72%           6.10%(d)
====================================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements           .70%(d)      .36%      .00%          .00%      .00%            .00%(d)
      Expenses, excluding waiver and reimbursements           .70%(d)      .96%     1.02%         1.15%     1.20%            .79%(d)
      Net investment income                                   .37%(d)     2.24%     3.27%         2.65%     2.44%           1.39%(d)
====================================================================================================================================

                                                                                        Class B Shares             Class C Shares
                                                       --------------------------------------------------       --------------------
                                                          Six Months                  August 1, 1996(e)          April 1, 1997(e)
                                                       Ended May 31,                    to November 30,                to May 31,
Per Share Operating Performance:                                1997                               1996                     1997
=========================================================================================================       ====================
Net asset value, beginning of period                          $17.83                             $15.24                   $16.90
      ---------------------------------------------------------------------------------------------------       --------------------
      Income (loss) from investment operations
      Net investment income (loss)                               .00(b)                             .12                     (.01)(b)
      Net realized and unrealized gain on investments           1.49                               2.66                     1.47
      Total from investment operations                          1.49                               2.78                     1.46
      ---------------------------------------------------------------------------------------------------       --------------------
      Distributions
      Dividends from net investment income                      (.02)                              (.19)                      --
      Distributions from net realized gain                      (.95)                                --                       --
      ---------------------------------------------------------------------------------------------------       --------------------
Net asset value, end of period                                $18.35                             $17.83                   $18.36
---------------------------------------------------------------------------------------------------------       --------------------
Total Return(c)(d)                                              9.10%                             18.39%                    8.64%
====================================================================================================================================
      Ratios to  Average Net  Assets(d):
      Expenses                                                  1.07%                               .59%                     .36%
      Net investment income (loss)                               .00%                               .22%                    (.04)%
====================================================================================================================================



                                                       Six Months                                                   June 3, 1992(a)
                                                    Ended May 31,                           Year Ended November 30, to November 30,
Supplemental Data For AllClasses:                           1997             1996        1995       1994       1993       1992
==============================================================================================================================
      Net assets, end of period (000)                    $43,335          $23,592      $7,549     $5,558     $4,086     $2,372
      Portfolio turnover rate                               7.63%           62.25%      37.17%     43.85%     74.16%     20.70%
      Average commissions per share paid
      on equity transactions                                $.059            $.056      n/a        n/a        n/a        n/a
      =========================================================================================================================


    (a) Commencement of operations.
    (b) Calculated using average shares outstanding during the period.
    (c) Total return does not consider the effects of sales loads.
    (d) Not annualized.
    (e) Commencement of offering Class B and Class C shares.

        See Notes to Financial Statements.

    Financial Highlights

    SMALL-CAP SERIES


                                                                    Class A Shares                                Class B Shares
                                              --------------------------------------  -------------------------------------------
                                                Six Months     December 13, 1995(a)      Six Months          November 15, 1996(b)
                                              Ended May 31,         to November 30,    Ended May 31,              to November 30,
Per Share Operating Performance:                      1997                     1996             1997                         1996
===================================================================================== ===========================================
Net asset value, beginning of period                $12.01                   $10.00           $12.00                      $11.67
    --------------------------------------------------------------------------------- -------------------------------------------
    Income (loss) from investment operations
    Net investment income  (loss)                     (.01)(c)                  .127            (.05)(c)                     .001
    Net realized and unrealized gain on
    investments                                       2.36                     2.658            2.36                         .329
    Total from investment operations                  2.35                     2.785            2.31                         .33
    --------------------------------------------------------------------------------- -------------------------------------------
    Distributions
    Dividends from net investment income                --                     (.075)             --                          --
    Distribution from net realized gain                 --                     (.700)             --                          --
    --------------------------------------------------------------------------------- -------------------------------------------
Net asset value, end of period                      $14.36                   $12.01           $14.31                      $12.00
------------------------------------------------------------------------------------- -------------------------------------------
Total Return(d)(e)                                   19.57%                   28.24%           19.25%                       2.84%
===================================================================================== ===========================================
 Ratios to Average Net Assets(d):
    Expenses, including waiver and reimbursements      .61%                     .01%             .93%                        .04%
    Expenses, excluding waiver and reimbursements      .61%                    1.00%             .93%                        .07%
    Net investment income (loss)                      (.09)%                   1.02%            (.40)%                       .01%
====================================================================================================================================

                                                         Class C Shares
                                                       --------------------
                                                       April 1, 1997(b)
                                                             to May 31,
Per Share Operating Performance:                                   1997
===================================================    ====================
Net asset value, beginning of period                             $12.81
    -----------------------------------------------    --------------------
    Income (loss) from investment operations
    Net investment income  (loss)                                  (.02)(c)
    Net realized and unrealized gain on
    investments                                                    1.52
    Total from investment operations                               1.50
    -----------------------------------------------    --------------------
    Distributions
    Dividends from net investment income                             --
    Distribution from net realized gain                              --
    -----------------------------------------------    --------------------
Net asset value, end of period                                   $14.31
---------------------------------------------------    --------------------
Total Return(d)(e)                                                11.71%
===================================================    ====================
 Ratios to Average Net Assets(d):
    Expenses, including waiver and reimbursements                   .32%
    Expenses, excluding waiver and reimbursements                   .32%
    Net investment income (loss)                                   (.14)%
===========================================================================


                                                                                                  Six Months    December 13, 1995(a)
                                                                                               Ended May 31,         to November 30,
Supplemental Data for AllClasses:                                                                       1997                    1996
====================================================================================================================================
      Net assets, end of period (000)                                                                $87,899                 $8,772
      Portfolio turnover rate                                                                          17.42%                110.09%
      Average commissions per share paid on equity transactions                                         $.061                  $.052
====================================================================================================================================

    (a) Commencement of operations.
    (b) Commencement of offering Class B and Class C shares.
    (c) Calculated using average shares outstanding during the period.
    (d) Total return does not consider the effects of sales loads.
    (e) Not annualized.
        See Notes to Financial Statements.

Notes to Financial Statements


1. Significant Accounting Policies

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios ("Series"). This report covers two of the Series - Large-Cap Series and Small-Cap Series. Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:


(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked price on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) A portion of proceeds from the sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of the Company are amortized evenly over a period of five years.

Notes to Financial Statements

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee paid is based on average daily net assets for each month at the annual rate of .75 of 1%.

The Large-Cap Series and Small-Cap Series of the Company have Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares,
(2) a one-time  distribution fee of up to 1% on certain qualifying purchases and
(3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.


Lord Abbett received the following commissions on sales of shares of the Company after concessions were paid to authorized dealers:

                                               Lord Abbett              Dealers'
Series                                         Commissions           Concessions
--------------------------------------------------------------------------------
Large-Cap                                       $   50,356            $  314,128
Small-Cap                                       $  164,771            $1,047,415
--------------------------------------------------------------------------------


Certain of the Company's officers and directors have an interest in Lord Abbett.


3. Capital

The Large-Cap Series has authorized 20 million shares of $.001 par value capital stock designated Class A, 30 million shares of $.001 par value capital stock designated Class B and 20 million shares of $.001 par value capital stock designated Class C. The Small-Cap Series has authorized 20 million shares of $.001 par value capital stock designated Class A, 30 million shares of $.001 par value capital stock designated Class B and 20 million shares of $.001 par value capital stock designated Class C. Paid in capital for the Company amounted to $36,574,731 for the Large-Cap Series and $78,314,158 for the Small-Cap Series at May 31, 1997. Transactions in capital stock were as follows:




                                                                  Six Months Ended 5/31/97           Year Ended 11/30/96
                                        ----------------------------------------------------------------------------------
                                            Large-Cap Series              Small-Cap Series              Large-Cap Series
                                        ---------------------   ---------------------------     -------------------------
Class A                                 Shares         Amount         Shares         Amount         Shares         Amount
-------------------------------------------------------------   ---------------------------     -------------------------
Sales of shares                        706,452   $ 12,192,184      3,116,601   $ 40,398,759        594,545   $  9,601,985
-------------------------------------------------------------   ---------------------------     -------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                 61,841      1,002,969             --             --         48,560        700,600
-------------------------------------------------------------   ---------------------------     -------------------------
Total                                  768,293     13,195,153      3,116,601     40,398,759        643,105     10,302,585
-------------------------------------------------------------   ---------------------------     -------------------------
Shares reacquired                      (82,667)    (1,418,772)      (133,325)    (1,742,746)      (172,002)    (2,736,592)
-------------------------------------------------------------   ---------------------------     -------------------------
Increase in shares                     685,626   $ 11,776,381      2,983,276   $ 38,656,013        471,103   $  7,565,993
--------------------------------------------------------------------------------------------------------------------------

                                                           12/13/95
                                       (Commencement of Operations)
                                                        to 11/30/96
                                      -----------------------------
                                                   Small-Cap Series
                                       ----------------------------
Class A                                      Shares          Amount
-------------------------------------- ----------------------------
Sales of shares                              662,268   $  7,351,610
-------------------------------------- ----------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                       33,296        382,601
-------------------------------------- ----------------------------
Total                                        695,564      7,734,211
-------------------------------------- ----------------------------
Shares reacquired                             (6,526)       (77,197)
-------------------------------------- ----------------------------
Increase in shares                           689,038   $  7,657,014
-------------------------------------------------------------------



                                                                                                      8/1/96 (Commencement
                                                                                                of Offering Class B Shares
                                                                   Six Months Ended 5/31/97                    to 11/30/96
                                        -----------------------------------------------------------------------------------
                                             Large-Cap Series              Small-Cap Series               Large-Cap Series
                                        ---------------------      ------------------------     --------------------------
Class B                                 Shares         Amount         Shares         Amount         Shares          Amount
-------------------------------------------------------------      ------------------------     --------------------------
Sales of shares                        357,076   $  6,178,948      2,284,207   $ 29,707,356        380,322   $  6,103,220
-------------------------------------------------------------      ------------------------     --------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                 21,691        350,304             --             --          1,904         30,251
-------------------------------------------------------------      ------------------------     --------------------------
Total                                  378,767      6,529,252      2,284,207     29,707,356        382,226      6,133,471
-------------------------------------------------------------      ------------------------     --------------------------
Shares reacquired                      (35,919)      (625,247)       (25,045)      (329,476)       (17,762)      (302,876)
-------------------------------------------------------------      ------------------------     --------------------------
Increase in shares                     342,848   $  5,904,005      2,259,162   $ 29,377,880        364,464   $  5,830,595
---------------------------------------------------------------------------------------------------------------------------

                                            11/15/96 (Commencement
                                       of Offering Class B Shares)
                                                      to 11/30/96
                                      ----------------------------
                                                 Small-Cap Series
                                       ---------------------------
Class B                                     Shares         Amount
-------------------------------------- ---------------------------
Sales of shares                              41,443  $    488,205
-------------------------------------- ---------------------------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
investment transactions                          --            --
-------------------------------------- ---------------------------
Total                                        41,443       488,205
-------------------------------------- ---------------------------
Shares reacquired                                --            --
-------------------------------------- ---------------------------
Increase in shares                           41,443  $    488,205
------------------------------------------------------------------

Notes to Financial Statements


                                                                  4/1/97 (Commencement                         4/1/97 (Commencement
                                                           of Offering Class C Shares)                  of Offering Class C Shares)
                                                                            to 5/31/97              to 5/31/97
                                                          ----------------------------              --------------------------------
                                                                      Large-Cap Series                             Small-Cap Series
                                                          ----------------------------              --------------------------------
Class C                                                   Shares                Amount                Shares                 Amount
--------------------------------------------------------------------------------------              --------------------------------
Sales of shares                                            8,334           $   146,541               158,625            $ 2,150,685
--------------------------------------------------------------------------------------              --------------------------------
Shares reacquired                                             --                    --                (1,076)               (14,119)
--------------------------------------------------------------------------------------              --------------------------------
Increase in shares                                         8,334           $   146,541               157,549            $ 2,136,566
--------------------------------------------------------------------------------------              --------------------------------


4. Distributions

Dividends from net investment income are declared quarterly for the Large-Cap Series and annually for the Small-Cap Series. Net realized gain from investment transactions is distributed to shareholders annually. At May 31, 1997, accumulated net realized gain for each Series was as follows:

--------------------------------------------------------------------------------
Large-Cap Series                                                        $118,124
Small-Cap Series                                                        $376,048
--------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

5. Purchases and Sales of Securities

Purchases and sales of investments (other than short-term investments) for the period ended May 31, 1997 were as follows:

Series                                      Purchases                      Sales
--------------------------------------------------------------------------------
Large-Cap                                 $17,880,481                 $2,332,653
Small-Cap                                 $73,170,049                 $6,707,955
--------------------------------------------------------------------------------

As of May 31, 1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
                                  Net
                           Unrealized           Unrealized            Unrealized
Series                   Appreciation         Appreciation          Depreciation
--------------------------------------------------------------------------------
Large-Cap                  $6,304,254           $6,556,739              $252,485
Small-Cap                  $9,111,088           $9,433,039              $321,951
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Directors` Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund.


Copyright (C) 1997 by Lord Abbett Research Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203
This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass.
All rights reserved. Printed in the U.S.A.

[LOGO](R) Lord, Abbett & Co.
Investment Management
A Tradition of Performance Through Disciplined Investing

Lord Abbett Distributor LLC
-------------------------------
The GM Building o 767 Fifth Avenue  o New York, NY 10153-0203

                                                                      LARF-3-597
                                                                          (7/97)